N14
                                Initial Statement

     As filed with the Securities and Exchange Commission on April 17, 1998

                                Registration Nos.

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-14

                  REGISTRATION UNDER THE SECURITIES ACT OF 1933

                      Pre-Effective Amendment No. _____ [ ]
                      Post-Effective Amendment No. ____ [ ]

--------------------------------------------------------------------------------

                        AMERICAN CENTURY INVESTMENT TRUST
               (Exact Name of Registrant as Specified in Charter)

                                4500 Main Street,
                                 P.O. Box 419200
                           Kansas City, MO 64141-6200
                    (Address of Principal Executive Offices)

        Registrant's Telephone Number, including Area Code: 816-531-5575

                             Charles A. Etherington
                  Vice President and Assistant General Counsel
          4500 Main Street, P.O. Box 419200, Kansas City, MO 64141-6200
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933.

Calculation of Registration Fee under the Securities Act of 1933: No filing fee is required because an indefinite number of shares have previously been registered on Form N-1A (Registration Nos. 33-65170, 811-8532) pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Registrant is filing as an exhibit to this Registration Statement an opinion related to the legality of shares being issued in connection with this Registration Statement. Pursuant to Rule 429, this Registration Statement relates to the aforesaid Registration Statement on Form N-1A.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission acting pursuant to said section 8(a), may determine.

                        AMERICAN CENTURY INVESTMENT TRUST
                                    FORM N-14
                              CROSS REFERENCE SHEET
                             PURSUANT TO RULE 481(a)
         Part A Item No.                                      Prospectus/Proxy
         and Caption                                          Statement Caption

1.       Beginning of Registration Statement and              Cover Page
         Outside Front Cover Page of Prospectus

2.       Beginning and Outside Back Cover Page of             Table of Contents
         Prospectus

3.       Fee Table, Synopsis Information and Risk             Important Information You Should
         Factors                                              Consider; Comparison of Certain
                                                              Information Regarding the Funds; Risk Factors; Transaction and
                                                              Operating Expense Information; Information About the Funds

4.       Information About the Transaction                    Important Information You Should
                                                              Consider; Risk Factors; Additional
                                                              Information Relating to the Proposed
                                                              Transaction; Information About the Funds


5.       Information About the Registrant                     Important Information You Should
                                                              Consider; Comparison of Certain
                                                              Information Regarding the Funds; Risk
                                                              Factors; Information About the Funds;
                                                              Additional Information

6.       Information About the Company Being Acquired         Important Information You Should
                                                              Consider; Comparison of Certain
                                                              Information Regarding the Funds; Risk
                                                              Factors; Information About the Funds;
                                                              Additional Information

7.       Voting Information                                   Important Information You Should
                                                              Consider; Information Relating to Voting
                                                              Matters

8.       Interest of Certain Persons and Experts              Information Relating To Voting Matters

9.       Additional Information Required for Reoffering       Not applicable
         by Persons Deemed to be Underwriters


Part B

10.      Cover Page                                           Statement of Additional Information Cover
                                                              Page

11.      Table of Contents                                    Table of Contents

12.      Additional Information About the Registrant          Statement of Additional Information of
                                                              Prime

13.      Additional Information About the Company             Statements of Additional Information of
         Being Acquired                                       Cash Reserve

14.      Financial Statements                                 Pro Forma Financial Statements


Part C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                          American Century Investments
                                4500 Main Street
                           Kansas City, Missouri 64111

June 8, 1998


Dear American Century-Benham Cash Reserve Fund Shareholder:

         I am writing to ask for your support of an important proposal affecting your fund. The proposal will be voted on at an upcoming Special Meeting of shareholders to be held on Friday, August 7, 1998. Please take a few minutes to read the enclosed materials, complete and sign the proxy voting card and mail it back to us.

         As a shareholder of American Century-Benham Cash Reserve Fund, you are being asked to approve the combination of your fund with American Century-Benham Prime Money Market Fund.

         The reason for the combination is that the funds are very similar, as you will see by reading the enclosed materials. Each fund was started prior to the 1995 combination of the Benham and Twentieth Century mutual fund families. As a result of that combination, the funds share portfolio managers. Management believes it will be more efficient to have the funds' talented portfolio management team focus on a single, larger portfolio of assets than to continue managing two very similar, smaller portfolios.

         The Board of Directors of your fund has unanimously voted in favor of this reorganization and believes the combination is in your fund's and your best interests. We encourage you to vote "FOR" the reorganization. The enclosed materials give more detailed information about the proposed reorganization and the reasons why we recommend you vote for it.

         If you lead a busy life, you're probably tempted to put these materials aside, having the best intentions to return to them at another time. PLEASE DON'T DO THAT. If shareholders don't return their proxies, additional expenses must be incurred to pay for follow-up mailings and phone calls. PLEASE TAKE A FEW MINUTES TO REVIEW THE ENCLOSED MATERIALS AND SIGN AND RETURN YOUR PROXY CARD TODAY. If you have any questions or need any help in voting your shares, please call us at 1-800-345-2021.

         To more efficiently handle this proxy solicitation, we have hired D.F. King & Co., Inc. to act as our proxy solicitor. They might be calling you during the solicitation process to ensure that you do not have questions or concerns about the voting process and to assist you with your vote.

         Thank you for your time in considering this important proposal. We believe the reorganization will enable us to better serve your needs. Thank you for investing with American Century and for your continued support.

                                                 Sincerely,

                                                 /s/ James E. Stowers III
                                                     James E. Stowers III
                                                     Chief Executive Officer

                    IMPORTANT INFORMATION YOU SHOULD CONSIDER

         The following Q&A is a brief summary of some of the issues that may be important to you. As is true with all summaries, however, not all of the information or topics that you may think are important will be included. As a result, this Q&A is qualified in its entirety by the more detailed information contained elsewhere in this document, or incorporated into this document. Please read all the enclosed proxy materials before voting. PLEASE REMEMBER TO VOTE YOUR SHARES AS SOON AS POSSIBLE. If enough shareholders return their proxy cards soon, additional costs for follow-up mailings and phone calls may be avoided.


Q.       What is the purpose of the upcoming meeting?

         A. Your Board of Directors has recommended merging Cash Reserve into Prime. This combination requires shareholder approval. The meeting will be held on Friday, August 7, 1998 at 10:00 a.m. (Central time) at American Century Tower I, 4500 Main Street, Kansas City, Missouri. Shareholders of record as of the close of business on May 15, 1998 are eligible to vote.

Q.       Why is the reorganization being proposed?

         A. The reorganization seeks to improve operational and investment management efficiencies by combining funds with identical investment objectives and substantially similar investment policies, approaches, procedures and portfolio securities. Combining these similar funds will also help eliminate customer confusion regarding which fund to choose.

Q.       How will the reorganization be accomplished?

         A. Shareholders of Cash Reserve are being asked to approve the combination of their fund with Prime pursuant to the Agreement and Plan of Reorganization described on page __. The reorganization will take the form of a sale of assets by Cash Reserve in exchange for shares of Prime. Cash Reserve will then make a liquidating distribution of those shares to its shareholders.

Q.       What will shareholders get if the reorganization is approved?

         A. As a result of the liquidating distribution, you will receive shares of Prime in an amount equal to the value of your shares on the date the combination takes place (probably August
                  29th). Since both funds seek to maintain a $1.00 net asset value (price per share), the net asset value of the funds should be the same on the merger date. As a result, you should receive the same number of shares of Prime as you have in Cash Reserve, and the TOTAL VALUE of your account after the reorganization WILL BE THE SAME as before the reorganization.

Q.       Why did the Board of Directors approve the reorganization?

         A. After reviewing many factors, your Board of Directors unanimously determined that the reorganization was in the best interests of Cash Reserve and its shareholders. Some of the factors considered include:

                  o        the management fees of the funds are the same;

                  o the funds' investment objectives and policies are substantially similar;

                  o combining the funds will enable the manager to achieve management and operational efficiencies; and

                  o the funds have the same investment advisor and portfolio management team.

                  o        the   funds   are   currently    being   managed   in
                           substantially the same manner.

Q. Will the exchange for shares of Prime cause you to realize income or capital gains for tax purposes?

         A. No. The exchange of shares in the reorganization will be tax-free. We will obtain a legal opinion confirming that the reorganization will not be a taxable event for you for federal income tax purposes. Your tax basis and holding period for your shares will be unchanged.

Q. How do the fee structure and total expense ratio of Prime compare to Cash Reserve?

         A.       The fees and total expense ratios of the funds are the same.

Q.       Is Prime riskier than Cash Reserve?

         A. No. Both funds are money market funds with substantially the same investment policies, procedures and strategies.

Q. If shareholders send their proxies in now as requested, can they change their vote later?

         A. Yes! A proxy can be revoked at any time by writing to us, or by sending us another proxy, or by showing up at the meeting and voting in person. Even if you plan to show up at the meeting to vote in person, we ask that you return the enclosed proxy. Doing so will help us achieve a quorum for the meeting.

Q.       How do shareholders vote their shares?

         A. You can vote by mail, phone, fax or in person at the Special Meeting. To vote by mail, complete, sign and mail the enclosed proxy voting card to us in the enclosed postage-paid envelope. You can fax your vote by signing the proxy voting card and faxing both sides of the card to 1-888-796-9932. D.F. King & Co., our proxy solicitor, can accept your vote over phone--simply call 1-800-488-8095. Your shares will be voted EXACTLY as you tell us. If you simply sign the card and return it, we will follow the recommendation of your Board of Directors and vote it "FOR" the reorganization. You may also vote in person at the meeting on August 7, 1998.

Q.       When and how will the combination take place?

         A. Subject to receiving shareholder approval, the reorganization is scheduled to take place on August 29, 1998. After the funds have calculated the value of their assets and liabilities on August 28th, Cash Reserve will transfer its assets and liabilities to Prime in exchange for the appropriate number of Prime shares. Cash Reserve will then make a liquidating distribution of those shares pro rata to its shareholders according to the value of their accounts immediately prior to the transfer of assets. THE VALUE OF YOUR ACCOUNT WILL NOT CHANGE AS A RESULT OF THIS REORGANIZATION.

Q.       Will the reorganization affect the management team of Cash Reserve?

         A. No. The portfolio managers of Cash Reserve also serve as portfolio managers for Prime.

Q. How will the distribution, purchase and redemption procedures and exchange rights change as a result of the reorganization?

         A. They won't. Prime has the same distribution, purchase and exchange policies and procedures as Cash Reserve.

Q.       Where can shareholders get more information about the funds?

         A. A copy of Prime's Prospectus accompanies this proxy statement. In addition, the Manager's Discussion and Analysis of Fund Performance portion of Prime's most recent Annual Report to Shareholders is included in this document as Appendix II. If you would like a copy of Cash Reserve's prospectus or either fund's Statement of Additional Information, or most recent annual or semiannual report, please call one of our Investor Services Representatives at 1-800-345-2021.

                       AMERICAN CENTURY MUTUAL FUNDS, INC.

                          American Century Investments
                                4500 Main Street
                                P. O. Box 419200
                        Kansas City, Missouri 64141-6200
                                 (800) 345-2021

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                          To be held on August 7, 1998


To American Century-Benham Cash Reserve Shareholders:

         NOTICE IS HEREBY GIVEN THAT a Special Meeting of the shareholders of the American Century-Benham Cash Reserve Fund, a portfolio of American Century Mutual Funds, Inc. ("Cash Reserve") will be held at American Century Tower I, 4500 Main Street, Kansas City, Missouri on Friday, August 7, 1998 at 10:00 a.m. (Central time) for the following purposes:

                  ITEM 1. To consider and act upon a proposal to approve an Agreement and Plan of Reorganization and the transactions contemplated thereby, including:

         (a) the transfer of substantially all of the assets and liabilities of Cash Reserve to the American Century-Benham Prime Money Market Fund, an investment portfolio of American Century Investment Trust, as described in the attached proxy statement ("Prime") in exchange for shares in Prime; and

         (b) the distribution of Prime's shares to the shareholders of Cash Reserve according to their respective interests.

                  ITEM 2. To transact such other business as may properly come before the Special Meeting or any adjournment(s) thereof.

         The proposed reorganization, the Agreement and Plan of Reorganization and related matters are described in the attached Combined Prospectus/Proxy Statement.

         Shareholders of record as of the close of business on May 15, 1998, are entitled to notice of, and to vote at, the Special Meeting or any adjournment(s) thereof.

PLEASE EXECUTE AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE THE ACCOMPANYING PROXY CARD, WHICH IS BEING SOLICITED BY THE BOARD OF DIRECTORS OF AMERICAN CENTURY MUTUAL FUNDS, INC. PLEASE RETURN YOUR PROXY CARD EVEN IF YOU ARE PLANNING TO ATTEND THE MEETING. THIS IS IMPORTANT TO ENSURE A QUORUM AT THE MEETING. PROXIES MAY BE REVOKED AT ANY TIME BEFORE THEY ARE EXERCISED BY SUBMITTING A WRITTEN NOTICE OF REVOCATION, OR A SUBSEQUENTLY EXECUTED PROXY, OR BY ATTENDING THE MEETING AND VOTING IN PERSON.


                              /s/ Patrick A. Looby
                                  Patrick A. Looby
                                  Secretary

                                  June 8, 1998


                       COMBINED PROSPECTUS/PROXY STATEMENT
                                       of
                       AMERICAN CENTURY MUTUAL FUNDS, INC.
                                       and
                        AMERICAN CENTURY INVESTMENT TRUST


                                  June 8, 1998

         This Combined Prospectus/Proxy Statement is furnished in connection with the solicitation of votes by the Board of Directors of American Century Mutual Funds, Inc. on behalf of its Cash Reserve Fund, in connection with a Special Meeting of Shareholders to be held on Friday, August 7, 1998 at 10:00 a.m. (Central time) at American Century Tower I, 4500 Main Street, Kansas City, Missouri.

         At the Special Meeting, shareholders of the American Century-Benham Cash Reserve Fund ("Cash Reserve") are being asked to approve the combination of their fund into the American Century-Benham Prime Money Market Fund, a series of American Century Investment Trust ("Prime").

         The funds are similarly managed diversified, open-end mutual funds that invest in a similar mix of fixed income securities. The purpose of the reorganization is to achieve management and operational efficiencies by combining these similar funds. Each fund has shares registered with the Securities and Exchange Commission.

         This Combined Prospectus/Proxy Statement constitutes the Proxy Statement of your fund for the Special Meeting of Shareholders and a prospectus for the Prime shares that are to be issued to you in connection with the reorganization. It is intended to give you the information you need to consider and vote on the proposed reorganization. You should retain this document for future reference. A Statement of Additional Information, dated June 1, 1998, about Prime has been filed with the Commission [to be filed pursuant to Rule 485(b) prior to the effectiveness of this Registration Statement] and is incorporated into this document by reference. A copy of the Statement of Additional Information may be obtained without charge upon request by calling or writing to us at the address or telephone number set forth below.

         The principal executive offices of Cash Reserve and Prime are located at American Century Investments, 4500 Main Street, P. O. Box 419200, Kansas City, Missouri 64141-6200. The funds' telephone number is 1-800-345-2021.

         A  copy  of  Prime's  prospectus   accompanies  this  document  and  is
incorporated into it by reference.

         The information contained in this Combined Prospectus/Proxy Statement is required by rules of the Securities and Exchange Commission, and some of it is highly technical. If you have any questions about these materials or how to vote your shares, please call us at 1-800-345-2021.

LIKE ALL MUTUAL FUND SHARES, THE SECURITIES OF THE PRIME FUND HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED ON THE ADEQUACY OR ACCURACY OF THIS COMBINED PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

         No person has been authorized to give any information or to make any representations other than those contained in this Combined Prospectus/Proxy Statement and in the materials expressly incorporated herein by reference. If given or made, such other information or representations must not be relied upon as having been authorized by Cash Reserve, Prime or anyone affiliated with American Century Investments.

         PLEASE NOTE THAT THE SPECIAL MEETING OF SHAREHOLDERS WILL BE A BUSINESS MEETING ONLY AND IS NOT A SHAREHOLDER SEMINAR.

                                TABLE OF CONTENTS

IMPORTANT INFORMATION YOU SHOULD CONSIDER.....................................
COMPARISON OF CERTAIN INFORMATION REGARDING THE FUNDS.........................
RISK FACTORS..................................................................
TRANSACTION AND OPERATING EXPENSE INFORMATION.................................
ADDITIONAL INFORMATION ABOUT THE PROPOSED TRANSACTION.........................
         Summary of Plan of Reorganization....................................
         Description of the Securities of Prime...............................
         Reasons Supporting the Reorganization................................
         Federal Income Tax Consequences......................................
         Capitalization.......................................................
INFORMATION ABOUT THE FUNDS...................................................
         Prime and Cash Reserve...............................................
         Fundamental Investment Restrictions..................................
INFORMATION RELATING TO VOTING MATTERS........................................
         General Information..................................................
         Voting and Revocation of Proxies.....................................
         Record Date..........................................................
         Quorum...............................................................
         Shareholder Vote Required............................................
         Cost of Proxy Solicitation...........................................
         Certain Shareholders.................................................
         Appraisal Rights.....................................................
         Annual Meetings......................................................
ADDITIONAL INFORMATION........................................................
LITIGATION....................................................................
FINANCIAL STATEMENTS..........................................................
OTHER BUSINESS................................................................
SHAREHOLDER INQUIRIES.........................................................
MANAGEMENT'S DISCUSSION.......................................................

                        COMPARISON OF CERTAIN INFORMATION
                               REGARDING THE FUNDS

         The following chart is provided to show a comparison of certain key attributes of Cash Reserve with Prime. For additional information about the funds, see the section titled "Information About the Funds" starting at page ___ below.

                                     Cash Reserve                        Prime
                                     ----------------------------------------------------------------------------
Type of Fund                         Money Market Fund                   Money Market Fund

Investment Objective                 Seeks to obtain maximum current     Seeks the highest level of
                                     income consistent with the          current income consistent with
                                     preservation of principal and       preservation of capital
                                     maintenance of liquidity

Investment Policies                  Pursues its objective by            Pursues its objective by
                                     investing in money market           investing in money market
                                     instruments and other short-term    instruments and other short-term
                                     obligations of banks,               obligations of banks,
                                     corporations and governments        corporations and governments

Weighted Average Portfolio           90 days                             90 days
    Maturity

Credit Quality                       High quality securities only        High quality securities only

Investor Class Total Expense         0.60%                               0.60%
    Ratio

Advisor Class Total Expense          0.85%                               0.85%
    Ratio

Distribution Policy                  Same as Prime                       Dividends are declared daily,
                                                                         paid monthly

Purchases and Exchanges              Same as Prime                       See pages 11-13 of accompanying
                                                                         Prospectus

Redemption Policies                  Same as Prime                       See page 13 of accompanying
                                                                         Prospectus

Investment Advisor                   American Century Investment         ACIM
                                     Management, Inc. ("ACIM")

Transfer Agent                       American Century Services           American Century Services
                                     Corporation                         Corporation

Distributor                          Funds Distributor, Inc.             Funds Distributor, Inc.

Custodians                           Chase Manhattan Bank                Chase Manhattan Bank

Independent Auditors                 Deloitte & Touche LLP               Coopers & Lybrand


RISK FACTORS

         Because each of the funds has the same investment objective and shares substantially similar investment policies, approaches and procedures, your Board of Directors does not believe that the reorganization exposes shareholders of Cash Reserve to any new or different risks than they are exposed to as shareholders of Cash Reserve. For a discussion of the various investment policies, approaches and procedures of Prime, and the risks associated therewith, please see the accompanying Prospectus beginning at page 7.

TRANSACTION AND OPERATING EXPENSE INFORMATION

         The tables below compare various shareholder transaction and annual fund operating expenses of Cash Reserve as of its most recent fiscal year end (October 31, 1997) and Prime as of its most recent fiscal year end (February 28, 1998). After the reorganization, the expense levels of the surviving fund will be the same as those shown for Prime.


                                                                   Cash
                                                                   Reserve              Prime
                                                                   -------              -----
SHAREHOLDER TRANSACTION EXPENSES:
Maximum Sales Load Imposed on Purchases .........................  none                 none
Maximum Sales Load Imposed on Reinvested Dividends ..............  none                 none
Deferred Sales Load .............................................  none                 none
Redemption Fee ..................................................  none(1)              none(1)
Exchange Fee ....................................................  none                 none

ANNUAL FUND OPERATING EXPENSES - INVESTOR CLASS
(as a percentage of net assets)
Management Fees .................................................  0.60%                0.60%
12b-1 Fees ......................................................  none                 none
Other Expenses ..................................................  0.00%(2)             0.00%(2)
                                                                   ----------           ----------
Total Fund Operating Expenses ...................................  0.60%                0.60%
                                                                   ----------           ----------
EXAMPLE:
You would pay the following expenses              1 year           $  6                  $ 6
on a $1,000 investment, assuming a 5%             3 years            19                   19
annual return and redemption at the               5 years            33                   33
end of each time period.                          10 years           75                   75



ANNUAL FUND OPERATING EXPENSES - ADVISOR CLASS
(as a percentage of net assets)
Management Fees .................................................  0.35%                0.35%
12b-1 Fees ......................................................  0.50%                0.50%
Other Expenses ..................................................  0.00%(2)             0.00%(2)
                                                                   ----------           ----------
Total Fund Operating Expenses ...................................  0.85%                0.85%
                                                                   ----------           ----------
EXAMPLE:
You would pay the following expenses              1 year           $  9                  $ 9
on a $1,000 investment, assuming a 5%             3 years            27                   27
annual return and redemption at the               5 years            47                   47
end of each time period.                          10 years          105                  105
----------

(1) Redemption proceeds sent by wire are subject to a $10 processing charge.

(2) Other Expenses, which include the fees and expenses (including legal counsel fees) of those directors who are not "interested persons" as defined in the Investment Company Act, were less than 0.01 of 1% of average net assets for the funds' most recent fiscal year.


         The purpose of the above tables is to help you compare the various costs and expenses that shareholders bear, directly or indirectly, as a result of owning shares of the funds. The example set forth above assumes reinvestment of all dividends and distributions and uses a 5% annual rate of return as required by Securities and Exchange Commission regulations. NEITHER THE 5% RATE OF RETURN NOR THE EXPENSES SHOWN SHOULD BE CONSIDERED INDICATIONS OF PAST OR FUTURE RETURNS AND EXPENSES. ACTUAL RETURNS AND EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

              ADDITIONAL INFORMATION ABOUT THE PROPOSED TRANSACTION

SUMMARY OF PLAN OF REORGANIZATION

         Subject to receipt of shareholder approval, the reorganization will be carried out pursuant to the terms of the Agreement and Plan of Reorganization between the funds. The following is a brief summary of some of the important terms of that Agreement.

         EFFECTIVE TIME OF THE REORGANIZATION. The Agreement requires that the exchange of assets for stock take place after the close of business on one business day but before (or as of) the opening of business on the next business day (the "Effective Time"). It is currently anticipated that the reorganization will take place after the close of business on August 28, 1998, but before (or as of) the opening of business on August 31, 1998. However, the Agreement gives the officers of the funds the flexibility to choose another date.

         EXCHANGE OF ASSETS. After the close of business on August 28th, the funds will determine the value of their assets and liabilities in the same manner as described on page 17 in the enclosed Prime Prospectus. The assets and liabilities of the Cash Reserve will then be transferred to Prime in exchange for that number of full and fractional shares (rounded to the third decimal place) that have the same aggregate net asset value as the value of the net assets received in the exchange. Cash Reserve will retain enough cash to pay any unpaid dividends payable by it.

         LIQUIDATING DISTRIBUTIONS AND TERMINATION OF CASH RESERVE. Immediately after the exchange of its assets for the Prime shares, Cash Reserve will distribute pro rata all of the shares received in the exchange to its shareholders of record at the Effective Time. All of the outstanding shares of Cash Reserve will be redeemed and canceled and their stock books closed. As a result, Cash Reserve shareholders will become shareholders of Prime.

         SHAREHOLDER APPROVAL. Consummation of the reorganization requires approval of Cash Reserve's shareholders.

         REPRESENTATIONS AND WARRANTIES. The Agreement contains representations and warranties made by Cash Reserve to Prime concerning Cash Reserve's formation and existence under applicable state law, its power to consummate the reorganization, its qualification as a "regulated investment company" under applicable tax law, the registration of its shares under federal law and other matters that are customary in a reorganization of this type. The representations and warranties terminate at the Effective Time.

         CONDITIONS TO CLOSING. The Agreement contains conditions to closing the proposed reorganization for the benefit of each fund. The conditions to closing the reorganization requires approval by Cash Reserve shareholders, that all representations of the funds be true in all material respects, receipt of the legal opinion described on page __ below under the caption "Federal Income Tax Consequences," and other matters that are customary in a reorganization of this type.

         TERMINATION OF AGREEMENT. The Agreement may be terminated by a fund as a result of a failure by the other fund to meet one of its conditions to closing, or by mutual consent.

         GOVERNING LAW. The Agreement states that it is to be interpreted under Massachusetts law, the state of organization of Prime.

DESCRIPTION OF THE SECURITIES OF PRIME

         Prime is a series of shares offered by American Century Investment Trust. Each series is commonly referred to as a mutual fund. The assets belonging to each series of shares are held separately by the custodian.

         American Century Investment Trust is a Massachusetts business trust, which means its activities are overseen by a Board of Trustees rather than a Board of Directors. The function of the Board of Trustees is the same as the function of the Board of Directors of Cash Reserve.

         Like Cash Reserve, Prime currently offers two classes of shares, the Investor Class and the Advisor Class, although it may offer additional classes in the future. The Investor Class of shares of Prime have no up-front charges, commissions or 12b-1 fees. The Advisor Class of shares have no up-front fees, charges or commissions, but carry a 0.50% 12b-1 fee to pay for shareholder services and distribution costs.

         Your Board of Directors believes there are no material differences between the rights of a Cash Reserve shareholder and the rights of a Prime shareholder. Each share, irrespective of series or class of a series, is entitled to one vote for each dollar of net asset value applicable to such share on all questions, except for those matters that must be voted on separately by the series or class of a series affected. Matters affecting only one class of a series are voted upon only by that series or class.

         Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes cast in an election of trustees can elect all of the trustees if they choose to do so, and in such event the holders of the remaining votes will not be able to elect any person or persons to the Board of Trustees.

         Unless required by the Investment Company Act of 1940, it is not necessary for Prime to hold annual meetings of shareholders. As a result, shareholders may not vote each year on the election of trustees or the appointment of auditors. However, pursuant to each fund's bylaws, the holders of at least 10% of the votes entitled to be cast may request the fund to hold a special meeting of shareholders.

REASONS SUPPORTING THE REORGANIZATION

         The reasons supporting the combination of these funds are described in the Q&A at the front of this document. Prime and Cash Reserve both commenced operations before the combination of the Benham family of mutual funds and the Twentieth Century family of mutual funds. Although the funds were similar at the time of the Benham/Twentieth Century merger, they have become even more similar as a result of the integration of the two investment advisory firms and the appointment of the same portfolio management team for both funds. As a result of the redundancy of these two funds in its fund line-up, American Century believes that combining Cash Reserve with Prime will create operational and management efficiencies. In addition, the combination will help eliminate customer confusion regarding which fund to choose.

FEDERAL INCOME TAX CONSEQUENCES

         Consummation of the reorganization is subject to the condition that we receive a legal opinion to the effect that for federal income tax purposes (i) no gain or loss will be recognized by you, Cash Reserve or Prime, (ii) your basis in the Prime shares that you receive will be the same as your basis in the Cash Reserve shares held by you immediately prior to the reorganization, and
(iii) your holding period for the Prime shares will include your holding period for your Cash Reserve shares.

         We have not sought a tax ruling from the Internal Revenue Service, but are relying upon the opinion of counsel referred to above. That opinion is not binding on the IRS and does not preclude them from taking a contrary position. The opinion does not cover state or local taxes and you should consult your own advisers concerning the potential tax consequences.

         The Agreement and Plan of Reorganization provides that Cash Reserve will declare dividends prior to the reorganization which, together with all previous dividends, will have the effect of distributing to the Cash Reserve shareholders all undistributed ordinary income earned up to and including the effective time of the reorganization. The distribution is necessary to ensure that the reorganization will not create tax consequences to Cash Reserve. The distributions to shareholders generally will be taxable to the extent ordinary distributions are taxable to such shareholders.

CAPITALIZATION

         As of March 31, 1998, (i) the capitalization of the Investor Class of Cash Reserve and Prime are $1,149,158,609 and $1,432,842,728, respectively, and the pro forma capitalization of Prime after the merger, as adjusted to give effect to the reorganization, is $2,582,001,337; and (ii) the capitalization of the Advisor Class of Cash Reserve is $3,333,856. As of March 31, 1998, the Advisor Class of Prime had no assets. If consummated, the capitalization of Prime will be different at the effective time of the reorganization as a result of daily share purchase and redemption activity in the funds.

                           INFORMATION ABOUT THE FUNDS

         Complete information about Prime and Cash Reserve is contained in their respective Prospectuses. The Prime Prospectus is included with this Prospectus/Proxy Statement, and the Cash Reserve Prospectus is available to you by calling us at 1-800-345-2021. The content of both Prospectuses is incorporated into this document by reference. Below is a list of types of information about Prime and Cash Reserve and the pages in their Prospectuses where the information can be found.

INFORMATION ABOUT THE               CAN BE FOUND ON THE
FOLLOWING ITEMS                     FOLLOWING PAGES
---------------------               -----------------------------------------------------------
                                                                       Cash             Cash
                                    Prime            Prime             Reserve          Reserve
                                    Investor         Advisor           Investor         Advisor
                                    Class            Class             Class            Class
                                    -----            -----             -----            -----
Condensed financial
information

    See "Financial Highlights"      page 5           page __           page 5           page 5

Organization, proposed
operation, investment
objective and policies

    See "Further Information
           about American
           Century"                 page 22          page __           page 20          page 16
        "Investment Polices of
           the Fund"                pages 6-9        page __           page 6           page 7
        "Other Investment
           Practices, Their
           Characteristics
           and Risks"               page 9           page __           pages 6-8        pages 7-9

Management

    See "Management-Investment
        Management"                 page 19          page __           pages 18-19      page 14

Dividend and distribution
policies and tax consequences

    See "Distributions"             page 18          page __           pages 16-17      pages 12-13
        "Taxes"                     pages 18-19      page __           pages 17-18      pages 13-14

"Net asset value"

    See "When Share Price
        is Determined"              page 17          page __           page 16          page 12

Transaction and operating
expenses

    See "Transaction and
        Operating Expense
        Table"                      page 4           page __           page 4           page 4

Distribution of shares

    See "Distribution of Fund
           Shares"                  page 21          page __           pages 19-20      page 15
        "Transfer and
           Administrative
           Services"                page 20          page __           page 19          page 15


                                                                       Cash             Cash
                                    Prime            Prime             Reserve          Reserve
                                    Investor         Advisor           Investor         Advisor
                                    Class            Class             Class            Class
                                    -----            -----             -----            -----

Minimum initial and
subsequent investments

    See "How to Open An
           Account"                 pages 11-12      N/A               pages 10-11      N/A
        "How to Purchase and
           Sell American
           Century Funds"           N/A              N/A               N/A              page 11

Voting rights and restrictions
of shareholders

    See "Further Information
        About American Century"     page 22          page __           page 20          page 16

Redemption procedures
and policies

    See "How to Redeem Shares"      page 13          page __           page 12          page 11
        "Redemption of Shares
           in Low-Balance
           Accounts"                page 14          page __           pages 12-13      N/A

FUNDAMENTAL INVESTMENT RESTRICTIONS

         Neither Cash Reserve nor Prime may change its investment objectives or any of its investment policies designated as "fundamental" in its Prospectus or Statement of Additional Information without shareholder approval. As stated above, the funds have substantially similar investment objectives, policies and strategies.

                     INFORMATION RELATING TO VOTING MATTERS

GENERAL INFORMATION

         This Combined Prospectus/Proxy Statement is being furnished in connection with the solicitation of proxies by the Board of Directors of Cash Reserve. Proxies may be solicited by officers and employees of the investment advisor of the funds, their affiliates and employees. It is anticipated that the solicitation of proxies will be primarily by mail, telephone, facsimile or personal interview. Authorizations to execute proxies may be obtained by telephonic or electronically transmitted instructions in accordance with procedures designed to authenticate the shareholder's identity and to confirm that the shareholder has received the Combined Prospectus/Proxy Statement and proxy card. If you have any questions regarding voting your shares or the proxy, please call us at 1-800-345-2021.

VOTING AND REVOCATION OF PROXIES

         The fastest and most convenient way to vote your shares is to complete, sign and mail the enclosed proxy voting card to us in the enclosed envelope. This will help us obtain a quorum for the meeting and avoid the cost of additional proxy solicitation efforts. In addition, you may vote by faxing both sides of the completed proxy card to 1-888-796-9932, or by calling D.F. King, our proxy solicitor, at 1-800-488-8095. If you return your proxy to us, we will vote it EXACTLY as you tell us. If you simply sign the card and return it, we will follow the recommendation of the Board of Directors and vote "FOR" the reorganization.

         Any shareholder giving a proxy may revoke it at any time before it is exercised by submitting a written notice of revocation, or a subsequently executed proxy, or by attending the meeting and voting in person.

RECORD DATE

         Only shareholders of record at the close of business on May 15, 1998 will be entitled to vote at the meeting. On that date, the number of votes outstanding and entitled to be voted at the meeting or any adjournment of the meeting for the Investor Class was ________________; and for the Advisor Class was _________________.

QUORUM

         A quorum is the number of shareholders legally required to be at a meeting in order to conduct business. The quorum for the Special Shareholders Meeting is 50% of the outstanding shares of Cash Reserve entitled to vote at the meeting. Shares may be represented in person or by proxy. Proxies properly executed and marked with a negative vote or an abstention will be considered to be present at the meeting for the purposes of determining the existence of a quorum for the transaction of business. If a quorum is not present at the meeting, or if a quorum is present at the meeting but sufficient votes are not received to approve the Agreement and Plan of Reorganization, the persons named as proxies may propose one or more adjournments of the meeting to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of a majority of those shares affected by the adjournment that are represented at the meeting in person or by proxy. If a quorum is not present, the persons named as proxies will vote those proxies for which they are required to vote FOR the Agreement and Plan of Reorganization in favor of such adjournments, and will vote those proxies for which they are required to vote AGAINST such proposals against any such adjournments.

SHAREHOLDER VOTE REQUIRED

         The Agreement and Plan of Reorganization must be approved by the holders of a majority of the outstanding votes of each class of Cash Reserve in accordance with the provisions of its Articles of Incorporation and the requirements of the Investment Company Act of 1940. The term "majority of the outstanding shares" means more than 50% of its outstanding shares.

         In tallying shareholder votes, abstentions and broker non-votes (i.e., proxies sent in by brokers and other nominees that cannot be voted on a proposal because instructions have not been received from the beneficial owners) will be counted for purposes of determining whether or not a quorum is present for purposes of convening the meeting. Abstentions and broker non-votes will, however, be considered to be a vote against the Agreement and Plan of Reorganization.

         The approval of the reorganization by the shareholders of Prime is not being solicited because their approval is not legally required.

COST OF PROXY SOLICITATION

         The cost of the proxy  solicitation  and  shareholder  meeting  will be
borne  by  American  Century  Investment   Management,   Inc.  and  NOT  by  the
shareholders of the funds.

CERTAIN SHAREHOLDERS

         The following tables list, as of May 15, 1998, the names, addresses and percentage of ownership of each person who owned of record or is known by either fund to own beneficially 5% or more of any class of Cash Reserve or Prime. The percentage of shares to be owned after consummation of the reorganization is based upon their holdings and the outstanding shares of both funds on May 15, 1998. Beneficial ownership information is not required to be disclosed to the funds, so to the extent that information is provided below, it is done so using the best information that the funds have been provided.

                                Number of       Percent of   Percent Owned After
Shareholder Name and Address    Shares Owned    Ownership    Reorganization
----------------------------    ------------    ---------    -------------------
----------------------------    ------------    ---------    -------------------
----------------------------    ------------    ---------    -------------------


         [At May 15, 1998, the directors and officers of the issuer of Cash Reserve, as a group, owned less than 1% of the outstanding shares of Cash Reserve. At May 15, 1998, the trustees and officers of the issuer of Prime, as a group, owned less than 1% of the outstanding shares of Prime.]

APPRAISAL RIGHTS

         Shareholders of Cash Reserve are not entitled to any rights of share appraisal under its Articles of Incorporation, or under the laws of the State of Maryland.

         Shareholders have, however, the right to redeem their fund shares until the reorganization, and thereafter, shareholders may redeem from Prime shares received in the reorganization. Any such redemption will be made at Prime's net asset value as determined in accordance with its then-current prospectus.

ANNUAL MEETINGS

         Prime does not intend to hold annual meetings of shareholders. Shareholders of Prime have the right to call a special meeting of shareholders and such meeting will be called when requested in writing by the holders of record of 10% or more of the fund's votes. To the extent required by law, American Century Investment Trust will assist in shareholder communications on such matters.

         Cash Reserve does not intend to hold an annual meeting of shareholders this year for the election of directors or the ratification of the appointment of auditors.

                             ADDITIONAL INFORMATION

         Information about Cash Reserve is incorporated into this document by reference from its Prospectus and Statement of Additional Information, each dated March 1, 1998, and information about Prime is incorporated herein by reference from its Prospectus and Statement of Additional Information, each dated June 1, 1998 [to be filed pursuant to Rule 485(b) prior to the effectiveness of this Registration Statement], copies of each of which may be obtained without charge by calling one of our Investor Services Representatives at 1-800-345-2021.

         Reports and other information filed by Cash Reserve and Prime may be inspected and copied at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549, and copies of such materials may be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates or by accessing the Web site maintained by the SEC (www.sec.gov).

                                   LITIGATION

         Neither Cash Reserve nor Prime is involved in any litigation or proceeding.

                              FINANCIAL STATEMENTS

         The financial highlights and financial statements for Cash Reserve for the fiscal year ended October 31, 1997 are contained in its Annual Report to Shareholders and in the Prospectus and incorporated by reference in the Statement of Additional Information dated March 1, 1998. The report on the financial highlights for the fiscal years 1993, 1994, 1995 and 1996 are included in its Annual Report to Shareholders for the fiscal year ended October 31, 1996. Each such Annual Report, Prospectus and Statement of Additional Information is incorporated by reference into this Combined Prospectus/Proxy Statement. The financial highlights and the financial statements for Prime for the fiscal year ended February 28, 1998 are contained in its Annual Report to Shareholders and in the Prospectus and incorporated by reference in the Statement of Additional Information dated June 1, 1998 [each to be filed prior to the effectiveness of this Registration Statement]. The report on the financial highlights for the fiscal years 1994, 1995, 1996 and 1997 are included in its Annual Report to Shareholders for the fiscal year ended February 28, 1997. Each such Annual Report, Prospectus and Statement of Additional Information is incorporated by reference in this Combined Prospectus/Proxy Statement.

         The audited financial statements of Cash Reserve for the fiscal year ended October 31, 1997, contained in its Annual Report and incorporated by reference in this Combined Prospectus/Proxy Statement, have been audited by Deloitte & Touche LLP, independent auditors, as indicated in their report with respect thereto and are incorporated herein in reliance on their report given upon the authority of such firm as experts in accounting and auditing.

         The audited financial statements of Prime for the fiscal year ended February 28, 1998 contained in its Annual Report [to be filed prior to the effectiveness of this Registration Statement] and incorporated by reference in this Combined Prospectus/Proxy Statement, have been audited by Coopers & Lybrand, independent public accountants, as indicated in their report with respect thereto and are incorporated herein in reliance on their report given the authority of such firm as experts in accounting and auditing.

                                 OTHER BUSINESS

         The Board of Directors is not aware of any other business to be brought before the meeting. However, if any other matters come before the meeting, it is the intention that proxies that do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

                              SHAREHOLDER INQUIRIES

         Shareholder inquiries may be addressed to us at the address or telephone number set forth on the cover page of this Combined Prospectus/Proxy Statement.


         SHAREHOLDERS ARE REQUESTED TO DATE AND SIGN EACH ENCLOSED PROXY AND RETURN IT IN THE ENCLOSED ENVELOPE. PLEASE RETURN YOUR PROXY CARD EVEN IF YOU ARE PLANNING TO ATTEND THE MEETING. NO POSTAGE IS REQUIRED IF MAILED IN THE UNITED STATES.

                             MANAGEMENT'S DISCUSSION
                               OF FUND PERFORMANCE
                                      PRIME

         The following are excerpts of management's discussion of fund performance from the Annual Report dated February 28, 1998, of Prime [to be filed prior to the effectiveness of this Registration Statement]. For a complete copy of the report, please call us at 1-800-345-2021.

                                REPORT HIGHLIGHTS

o According to Lipper Analytical Services, the fund outperformed the average money market fund during the 12 months ended February 28, 1998.

o We left the fund's portfolio in a neutral position (weighted average maturity around 55 days) for most of the period. This reflected the prevailing uncertainty about the future direction of interest rates.

o The financial crisis in Southeast Asia had a minimal impact on the fund. We significantly reduced the fund's remaining Japanese holdings and replaced them with higher-quality U.S. securities.

o To help maintain the fund's above-average yield, we continued to search for attractively valued variable-rate notes (VRNs), whose yields are typically higher than fixed-rate securities. VRNs are debt securities whose interest rates change when a designated base rate changes.

o We believe interest rates should remain stable in the near term. We don't think the Federal Reserve will change interest rates while U.S. economic strength and Asian economic weakness continue to offset each other.

o As long as interest rates remain stable, we plan to maintain the fund's weighted average maturity at around 55-60 days. In addition, we'll diversify away from financial services and bank holdings by looking for attractively priced commercial paper backed by U.S. industrial companies.

o The fund's fee waiver--which caps expenses at 0.50% of average daily net assets--expires on May 31, 1998, and the fee will rise 0.10% to 0.60%. The slightly higher fee could cause a small decline in the fund's yield.


                                    PRIME MONEY MARKET

                           Total Returns:            AS OF 2/28/98
                           6 Months                          2.62%*
                           1 Year                            5.29%

                           7-Day Current Yield:              5.17%

                           Net Assets:                $1.4 billion
                           (AS OF 2/28/98)

                           Inception Date:                11/17/93

                           Ticker Symbol:                    BPRXX

                           * Not annualized.



                               OUR MESSAGE TO YOU


           [Photo of James E. Stowers, Jr. and James E. Stowers III]


         This has been an eventful year for the financial markets and for American Century. The Benham Prime Money Market Fund performed well during the 12 months ended February 28, 1998, providing very competitive money market returns. Short-term interest rates remained relatively stable despite a robust U.S. economy.

         As many of you may know, we gained a powerful business partner this past January when J.P. Morgan became a substantial minority shareholder in American Century. J.P. Morgan has been in business over 150 years, serving institutions, governments and individuals with complex financial needs. The new business partnership is very exciting, and will allow both companies to offer investors a highly diverse menu of investment options and services.

         Many of you may also know that Jim Benham, founder of the Benham Group, retired in December. With the integration of Benham and Twentieth Century successfully completed, Jim felt it was time to step back from the business. Much of the Benham culture has become a part of American Century, including the educational investor seminar program Jim created. Two of his sons, Jim A. Benham and Tim Benham, remain with the company to carry on the Benham tradition.

         We would also like to let you know what we're doing about the year 2000 issue, which refers to the possible inability of computer systems to distinguish between the years 1900 and 2000. Like other financial companies, a significant percentage of our computer operations involves some type of date comparison or date calculation. Although much of our system is already year 2000 compliant, we are aggressively addressing the problem, and anticipate the project should be completed by the end of November, 1998.

         In closing, we are proud to note that 1998 marks the 40th year since American Century launched its first mutual funds. Not many fund companies can claim a 40-year track record, or a fund family that includes nearly 70 stock, bond, money market and combination (stock and bond) funds that provide investors with such a wide range of choice and flexibility. Whatever your financial goals, we believe American Century has an outstanding lineup of funds to help you reach them.

         Thank you for your investment.

Sincerely,



         James E. Stowers, Jr.                       James E. Stowers III
         Chairman of the Board and Founder           Chief Executive Officer

                       PERFORMANCE & PORTFOLIO INFORMATION

                                                                       AVERAGE ANNUAL RETURNS
                                                6 MONTHS      1 YEAR      3 YEARS      LIFE OF FUND(2)
TOTAL RETURNS AS OF
FEBRUARY 28, 1998(1)
Prime Money Market                                2.62%         5.29%       5.31%          5.09%
90-Day Treasury Bill Index                        2.13%         4.75%       5.12%          4.92%(3)
Average Money Market Instrument Fund(4)           2.43%         4.93%       5.03%          4.69%
Fund's Ranking Among Money Market
Instrument Funds(3)                                --     43 out of 306   40 out of 245   10 out of 207
----------

(1) Returns for periods less than one year are not annualized.

(2) Inception date was November 17, 1993.

(3) Returns since 11/30/93, the date nearest the fund's inception for which data are available.

(4) According to Lipper Analytical Services.



YIELDS AS OF FEBRUARY 28, 1998              PORTFOLIO AT A GLANCE

                       7-DAY     7-DAY                          2/28/98  2/28/97
                      CURRENT  EFFECTIVE    Number of Issuers     58       49
                       YIELD     YIELD      Weighted Average
                                                Maturity        65 days  54 days
Prime Money Market     5.17%     5.30%       Expense Ratio       0.50%    0.50%


Money market funds are neither insured nor guaranteed by the U.S. government. Yields will fluctuate, and there can be no assurance that the fund will be able to maintain a stable $1.00 share price.

                                 MANAGEMENT Q&A

An interview with John Walsh and Denise Tabacco, portfolio managers on the Benham Prime Money Market fund investment team.

How did the fund perform during the year ended February 28, 1998?

The fund performed well, providing a higher level of income than the average money market fund. For the 12-month period, the fund had a total return of 5.29%, compared with the 4.93% average return of the 306 "Money Market Instrument Funds" tracked by Lipper Analytical Services. (See the Total Returns table on the previous page for other fund performance comparisons).

How was the fund positioned during the period?

We consider a weighted average maturity of 50-60 days to be a neutral position for the fund, the target we use when we're unsure about the future direction of interest rate movements. We moved the fund from a slightly defensive position in the first several months of the period to a more neutral stance for the remainder of the year. After beginning the fiscal year with an average maturity of around 45 days, we shortened to a more defensive posture of between 30-40 days in May when we were concerned that the Federal Reserve would raise interest rates to reduce inflationary pressures. We wanted to improve our ability to translate those potentially higher rates into higher yields for the fund. Over the next couple of months, however, the inflation threat subsided and the Fed held interest rates steady. As a result, we extended average maturity to 60 days in July. Given an uncertain outlook for interest rates stemming from the countervailing forces of an economic slowdown in Southeast Asia and a strong U.S. economy, we maintained a 60-day average maturity until late November. Average maturity dipped in December, reflecting a temporary scarcity of attractively priced, longer-maturity paper. When supply bounced back, we extended average maturity back out to about 60 days at the end of 1997, where it remained until the end of the period.

Did the financial problems in Southeast Asia have any impact on the fund?

Prime's Japanese holdings were limited to securities backed by industrial companies, such as Mitsubishi, so the fund was able to avoid the problems that plagued securities issued by Japanese banks and other financial institutions. Our conservative investment approach led us to cut back on even the industrial-backed holdings. That resulted in a slightly lower yield for the fund, since the Japanese holdings generally offered higher yields than the U.S. commercial paper and asset-backed securities that replaced them.

             PORTFOLIO COMPOSITION BY SECURITY TYPE (as of 2/28/98)
                              Commercial Paper 69%
                             Floating-Rate Notes 16%
                           Asset-Backed Securities 9%
                                     CDs 4%
                                    Other 2%

             PORTFOLIO COMPOSITION BY SECURITY TYPE (as of 8/31/97)
                              Commercial Paper 71%
                             Floating-Rate Notes 18%
                                 U.S. Government
                              Agency Securities 7%
                                     CDs 3%
                           Asset-Backed Securities 1%

Given the reduction of higher-yielding Japanese holdings, what strategies did you pursue to maintain the fund's yield?

We continued to search for attractively valued variable rate notes (VRNs), whose yields are typically higher than fixed-rate securities. When choosing VRNs, a primary factor we consider is how the market anticipates Fed actions and how that affects short-term interest rates. For example, some VRNs are tied to the London Interbank Offered Rate (LIBOR). Others are tied to the Fed Funds Rate. The yields on LIBOR-related securities tend to anticipate Fed actions, rising before interest rate hikes and falling in advance of rate cuts. When we believe the Fed is poised to raise interest rates, we typically choose securities tied to the LIBOR to capture the higher yields as early as possible. Conversely, when we think that the Fed is poised to reduce rates, we lean toward VRNs tied to the Fed Funds Rate since their yields typically stay higher longer than the yields of LIBOR-related securities.

What's your outlook for interest rates over the next six months?

We believe rates should remain stable over the near term, though market sentiment is currently divided. On one hand, the strength of the U.S. economy--as evidenced by very low unemployment, strong retail sales and low inventories--has the potential to re-ignite inflationary pressures and force the Fed to raise rates. On the other hand, we don't know if the economic slowdown in Southeast Asia has had its full impact on the U.S. economy. If problems in Asia translate into slower U.S. economic growth, the Fed could cut rates.

Given that outlook, how will you manage the fund over the next six months?

We plan to maintain the fund's average maturity at around 60 days until there is definitive and sustained evidence of the direction of U.S. economic growth, inflation and interest rates. Additionally, we'll look for attractively priced commercial paper backed by U.S. industrial companies to diversify away from financial services and bank holdings. Another factor that could have a slight impact on future performance is a scheduled change in the fund's management fee. As we've mentioned in past reports, Prime has benefited from a fee waiver that capped expenses at 0.50% of average daily net assets. This fee waiver expires on May 31, 1998, and the fee will rise 0.10% to 0.60%, in line with fees currently charged by other American Century money market funds and their competitors. The slightly higher fee could cause a small decline in the fund's yield. We anticipate no further fee increases in the near future.

             PORTFOLIO COMPOSITION BY CREDIT RATING (as of 2/28/98)
                                    A-1+ 71%
                                     A-1 29%
             PORTFOLIO COMPOSITION BY CREDIT RATING (as of 8/31/97)
                                    A-1+ 80%
                                     A-1 16%
                                     A-2 2%
                  Unrated U.S. Government Agency Securities 2%

PART B

                       AMERICAN CENTURY MUTUAL FUNDS, INC.
                          American Century Investments
                                4500 Main Street
                                 P.O. Box 419200
                        Kansas City, Missouri 64141-6200
                                 1-800-345-2021

                        AMERICAN CENTURY INVESTMENT TRUST
                          American Century Investments
                                4500 Main Street
                                 P.O. Box 419200
                        Kansas City, Missouri 64141-6200
                                 1-800-345-2021

                       Statement of Additional Information

   1998 Special Meeting of Shareholders of American Century Mutual Funds, Inc.

         This Statement of Additional Information is not a prospectus but should be read in conjunction with the Combined Proxy Statement/Prospectus dated June 8, 1998 for the Special Meeting of Shareholders to be held on August 7, 1998. Copies of the Combined Proxy Statement/Prospectus may be obtained at no charge by calling American Century Mutual Funds, Inc. at 1-800-345-2021.

         Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Combined Proxy Statement/Prospectus.

         Further information about Prime is contained in and incorporated by reference to its Statement of Additional Information dated June 1, 1998, [ to be filed pursuant to Rule 485(b) prior to the effectiveness of this Registration Statement]. The audited financial statements and related independent accountant's report for Prime contained in the Annual Report dated February 28, 1998 [to be filed prior to the effectiveness of this Registration Statement] are incorporated herein by reference. No other parts of the Annual Report are incorporated by reference herein.

         Further information about Cash Reserve is contained in and incorporated by reference to its Statement of Additional Information dated March 1, 1998. The audited financial statements and related independent accountant's report for Cash Reserve contained in its Annual Report dated October 31, 1996 are incorporated herein by reference. No other parts of the Annual Report are incorporated by reference herein.

         The date of this Statement of Additional Information is June 8, 1998.


                                TABLE OF CONTENTS

General Information...........................................................
Pro Forma Financial Statements................................................


GENERAL INFORMATION

         The  Shareholders  of Cash  Reserve  are  being  asked  to  approve  or disapprove an Agreement and Plan of Reorganization (the "Reorganization Agreement") dated as of _______, 1998 between the American Century Investment Trust and American Century Mutual Funds, Inc. and the transactions contemplated thereby. The Reorganization Agreement contemplates the transfer of substantially all of the assets and liabilities of Cash Reserve to Prime in exchange for full and fractional shares representing interests in Prime. The shares issued by Prime will have an aggregate net asset value equal to the aggregate net asset value of the shares of Cash Reserve that are outstanding immediately before the effective time of the Reorganization.

         Following the exchange, Cash Reserve will make a liquidating distribution of Prime shares to shareholders. Each shareholder owning shares of Cash Reserve at the effective time of the reorganization will receive shares of Prime of equal value, plus the right to receive any unpaid dividends that were declared before the effective time of the reorganization on Cash Reserve shares.

         The Special Meeting of Shareholders to consider the Reorganization Agreement and the related transactions will be held at 10:00 a.m. Central time on August 7, 1998 at American Century Tower I, 4500 Main Street, Kansas City, Missouri. For further information about the transaction, see the Combined Proxy Statement/Prospectus.

Pro Forma Combining
Benham Prime Money Market Fund and
Benham Cash Reserve Fund

Schedule of Investments

FEBRUARY 28, 1998
Benham                                                   Benham
Prime      Benham                                        Prime      Benham
Money      Cash       Pro                                Money      Cash       Pro
Market     Reserve    Forma                              Market     Reserve    Forma
Fund       Fund       Combined                           Fund       Fund       Combined
Principal  Principal  Principal                          Market     Market     Market
Amount     Amount     Amount                             Value      Value      Value

COMMERCIAL PAPER(1)

BANKING--17.4%
$32,000,000        -- $32,000,000 Abbey National North
                                  America Corp.,
                                  5.43%-5.50%, 3/31/98-
                                  4/21/98                $31,816,109        -- $31,816,109
 20,500,000  6,675,000 27,175,000 Bank of Nova Scotia,
                                  5.43%-5.45%, 4/8/98-
                                  4/9/98                  20,380,836  6,636,953 27,017,789
 15,000,000  5,000,000 20,000,000 Bankers Trust New York
                                  Corp.,
                                  5.37%-5.60%, 4/16/98-
                                  7/15/98                 14,695,700  4,964,223 19,659,923
 20,000,000         -- 20,000,000 Banque Nationale de
                                  Paris (Canada),
                                  5.48%-5.73%, 3/9/98-
                                  4/13/98                 19,921,811         -- 19,921,811
 39,000,000         -- 39,000,000 BIL North America, Inc.,
                                  5.45%-5.46%, 3/25/98-
                                  5/13/98                 38,754,164         -- 38,754,164
         --  4,210,343  4,210,343 Chase Manhattan Bank
                                  USA, N.A.,
                                  5.40%, 5/26/98                  --  4,156,030  4,156,030
 10,000,000 10,000,000 20,000,000 Cofco Capital Corp.,
                                  5.75%, 3/5/98
                                  (LOC: Credit Suisse
                                  First Boston)            9,993,611  9,993,611 19,987,222
 57,290,000 38,500,000 95,790,000 Corporate Receivables
                                  Corp., 5.44%-5.53%,
                                  3/5/98-5/21/98 (LOC:
                                  Citibank, N.A.)
                                  (Acquired 1/6/98
                                  through 2/19/98,
                                  Cost $94,806,939)(2)    56,916,385 38,277,210 95,193,595
         -- 10,000,000 10,000,000 Demir Funding Corp. I,
                                  Series A, Tranche B,
                                  5.50%, 4/13/98 (LOC:
                                  Bayerische Vereinsbank
                                  A.G.)                           --  9,934,306  9,934,306
  7,000,000 10,000,000 17,000,000 Galicia Funding Corp.,
                                  Series B,
                                  5.78%, 3/4/98
                                  (LOC: Bayerische
                                  Vereinsbank A.G.)        6,996,628  9,995,184 16,991,812
 50,000,000 11,000,000 61,000,000 Garanti Funding Corporation,
                                  5.40%-5.58%, 3/4/98-7/27/98
                                  (LOC: Bayerische
                                  Vereinsbank A.G.)       49,477,953 10,927,016 60,404,969
 12,850,000         -- 12,850,000 IMI Funding Corp. (U.S.A.),
                                  5.75%, 3/2/98-3/18/98   12,833,381         -- 12,833,381
 12,000,000 45,000,000 57,000,000 National Australia
                                  Funding (Delaware), Inc.,
                                  5.41%-5.43%, 4/21/98-
                                  5/26/98                 11,907,690 44,567,658 56,475,348
  8,000,000         --  8,000,000 Pemex Capital, Inc.,
                                  5.58%, 4/22/98
                                  (LOC: Societe Generale)  7,935,520         --  7,935,520
 20,000,000         -- 20,000,000 Westdeutsche Landesbank
                                  Girozentrale,
                                  5.47%, 4/2/98           19,902,756         -- 19,902,756
                                                       ===================================
                                                       301,532,544 139,452,191 440,984,735
                                                       ===================================

BUILDING & HOME IMPROVEMENTS--0.4%
         -- 10,000,000 10,000,000 Cemex, S.A. de C.V.,
                                  5.46%, 5/14/98
                                  (LOC: Credit Suisse
                                   First Boston)                  --  9,887,767  9,887,767

COMMUNICATIONS SERVICES--0.9%
  5,000,000 19,000,000 24,000,000 Ameritech Capital
                                  Funding Corp.,
                                  5.43%, 4/10/98           4,969,834 18,885,367 23,855,201

DIVERSIFIED COMPANIES--3.5%
 44,000,000 45,000,000 89,000,000 Mitsubishi International Corp.,
                                  5.50%-5.65%, 4/20/98-
                                  5/20/98                 43,539,167 44,597,041 88,136,208

FINANCIAL SERVICES--21.7%
         -- 28,000,000 28,000,000 BT Alex. Brown Inc.,
                                  5.39%, 7/15/98-8/26/98          -- 27,297,169 27,297,169
  1,000,000         --  1,000,000 Charta Corporation,
                                  5.50%, 3/19/98 (AMBAC)
                                  (Acquired 2/13/98,
                                  Cost $994,806)(2)          997,250         --    997,250
 60,200,000 20,000,000 80,200,000 Dakota Certificates
                                  (Citibank),
                                  Series 1995-7,
                                  5.45%-5.75%, 3/3/98-
                                  5/18/98
                                  (Acquired 12/12/97
                                  through 2/18/98,
                                  Cost $79,188,045)(2)    59,876,826 19,903,950 79,780,776
 47,000,000 20,000,000 67,000,000 Ford Motor Credit Co.
                                  Puerto Rico, Inc.,
                                  5.45%-5.53%,
                                  4/9/98-5/15/98          46,635,558 19,877,111 66,512,669
         -- 10,000,000 10,000,000 Ford Motor Credit Co.,
                                  5.50%, 3/12/98                  --  9,983,195  9,983,195
 39,500,000  9,000,000 48,500,000 General Electric
                                  Capital Corp.,
                                  5.37%-5.68%,
                                  3/2/98-6/5/98           39,232,257  8,871,120 48,103,377
 24,000,000  8,000,000 32,000,000 General Electric
                                  Capital Services, Inc.,
                                  5.40%-5.47%,
                                  4/3/98-5/29/98          23,856,260  7,893,200 31,749,460
 45,000,000 42,000,000 87,000,000 General Electric
                                  Financial Assurance
                                  Holdings, 5.45%-5.49%,
                                  3/6/98-4/6/98           44,933,863 41,777,500 86,711,363
 24,100,000 46,000,000 70,100,000 General Motors
                                  Acceptance Corp.,
                                  5.46%-5.75%,
                                  3/10/98-7/31/98         23,944,485 45,364,663 69,309,148
         -- 23,500,000 23,500,000 Siemens Capital Corp.,
                                  5.50%, 6/19/98                  -- 23,105,070 23,105,070
 27,000,000         -- 27,000,000 Toyota Motor Credit Corp.,
                                  5.73%-5.77%,
                                  3/3/98-3/27/98          26,953,168         -- 26,953,168
 35,000,000 35,000,000 70,000,000 WCP Funding Inc.,
                                  5.43%-5.47%,
                                  4/7/98-4/24/98
                                  (AMBAC)
                                  (Acquired 1/15/98
                                  through
                                  2/5/98, Cost
                                  $69,252,813)(2)         34,778,429 34,826,861 69,605,290
         -- 10,000,000 10,000,000 Wachovia Corp., 5.48%,
                                  3/18/98                         --  9,974,122  9,974,122
                                                       ===================================
                                                       301,208,096 248,873,961 550,082,057
                                                       ===================================

HOUSEHOLD AUDIO & VIDEO--0.5%
 12,313,000         -- 12,313,000 Panasonic Finance
                                  America, 5.54%, 3/6/98
                                  (Acquired 10/9/97,
                                  Cost $12,032,565)(2)    12,303,525         -- 12,303,525
                                                         =================================
INSURANCE--2.7%
  9,400,000         --  9,400,000 American Family
                                  Financial Services, Inc.,
                                  5.47%, 3/5/98            9,394,287         --  9,394,287
  8,500,000 10,000,000 18,500,000 Prudential Funding
                                  Corp.,
                                  5.47%-5.50%,
                                  3/11/98-4/14/98          8,443,173  9,984,722 18,427,895
 20,000,000 20,000,000 40,000,000 SAFECO Corp., 5.47%-5.76%,
                                  3/12/98-4/15/98
                                  (Acquired 12/15/97-1/15/98,
                                  Cost $39,434,450)(2)    19,914,025 19,952,000 39,866,025
                                                          ================================
                                                          37,751,485 29,936,722 67,688,207
                                                          ================================

MACHINERY & EQUIPMENT--0.7%
         -- 16,600,000 16,600,000 Dover Corp., 5.47%,
                                  3/6/98 (Acquired
                                  1/22/98, Cost
                                  $16,491,641)(2)                 -- 16,587,400 16,587,400
                                                          ================================

METALS & MINING--0.8%
  9,000,000         --  9,000,000 RTZ America Inc.,
                                  5.53%, 3/20/98
                                  (Acquired 9/19/97,
                                  Cost $8,748,385)(2)      8,973,733         --  8,973,733
         -- 12,000,000 12,000,000 Rio Tinto America
                                  Inc., 5.46%, 5/15/98            -- 11,863,500 11,863,500
                                                           ===============================
                                                           8,973,733 11,863,500 20,837,233
                                                           ===============================

PETROLEUM REFINING--3.7%
 18,900,000 11,100,000 30,000,000 Chevron Transport Corp.,
                                  5.44%-5.50%,
                                  3/18/98-6/16/98         18,715,196 11,071,171 29,786,367
 40,000,000 23,000,000 63,000,000 Chevron U.K. Investment
                                  PLC,
                                  5.43%-5.75%,
                                  3/10/98-4/6/98          39,861,109 22,964,933 62,826,042
                                                          ================================
                                                          58,576,305 34,036,104 92,612,409
                                                          ================================

RETAIL--1.1%
 10,133,000 17,800,000 27,933,000 Southland Corp.,
                                  5.42%-5.48%, 3/23/98-
                                  8/18/98 (LOC: Ito-
                                  Yokado Co. Ltd.)        10,054,765 17,693,648 27,748,413
                                                          ================================

RUBBER & PLASTICS--1.4%
 15,000,000 20,000,000 35,000,000 Formosa Plastics
                                  Corp. USA,
                                  5.50%-5.54%,
                                  6/4/98-6/25/98
                                  (LOC: Bank of America
                                  N.T. & S.A.)            14,782,292 19,642,978 34,425,270
                                                          ================================

SECURITY BROKERS & DEALERS--11.2%
 10,000,000         -- 10,000,000 Bear Stearns Co., Inc.,
                                  5.46%, 5/13/98           9,889,283         --  9,889,283
 40,000,000 21,000,000 61,000,000 Credit Suisse First
                                  Boston, Inc.,
                                  5.41%-5.46%,
                                  4/22/98-5/19/98         39,623,977 20,793,505 60,417,482
 37,000,000 24,000,000 61,000,000 Goldman Sachs Group
                                  L.P.,
                                  5.42%-5.70%,
                                  4/15/98-5/14/98         36,604,707 23,796,871 60,401,578
 45,000,000 18,000,000 63,000,000 Merrill Lynch &
                                  Co., Inc.,
                                  5.46%-5.73%,
                                  3/9/98-7/31/98          44,436,373 17,958,150 62,394,523
 51,000,000 41,500,000 92,500,000 Morgan Stanley Dean
                                  Witter, Discover & Co.,
                                  5.40%-5.49%,
                                  4/17/98-7/29/98         50,332,075 41,038,946 91,371,021
                                                       ===================================
                                                       180,886,415 103,587,472 284,473,887
                                                       ===================================

SOVEREIGN GOVERNMENTS & AGENCIES--0.8%
         -- 20,000,000 20,000,000 Kingdom of Sweden,
                                  5.55%, 3/2/98                   -- 19,996,916 19,996,916
                                                       ===================================

UTILITIES--1.4%
 10,000,000 25,000,000 35,000,000 National Rural
                                  Utilities Cooperative
                                  Finance Corp., 5.45%-5.64%,
                                  3/13/98-4/24/98          9,931,875 24,926,973 34,858,848
                                                          ================================

TOTAL COMMERCIAL PAPER--68.2%                        984,510,036 739,968,040 1,724,478,076
                                                     =====================================
OTHER CORPORATE DEBT
 25,000,000 25,000,000 50,000,000 Abbey National Treasury
                                  Services, VRN, 5.51%, 3/16/98,
                                  resets monthly off the 1-month
                                  LIBOR minus 0.12% with
                                  no caps                 24,995,296 24,995,297 49,990,593
 20,000,000 20,000,000 40,000,000 American Express
                                  Centurion Bank, VRN, 5.57%,
                                  3/11/98, resets monthly off
                                  the 1-month LIBOR minus 0.06% with
                                  no caps                 20,000,000 20,000,000 40,000,000
 15,000,000         -- 15,000,000 American Express
                                  Centurion Bank, VRN,
                                  5.60%, 3/12/98, resets
                                  monthly off the 1-month
                                  LIBOR minus 0.03%
                                  with no caps            15,000,546         -- 15,000,546
         -- 20,000,000 20,000,000 First Bank, N.A.,
                                  VRN, 5.59%, 6/17/98,
                                  resets monthly off the
                                  1-month LIBOR minus
                                  0.95% with no caps              -- 19,997,420 19,997,420
 50,000,000 40,000,000 90,000,000 General American Life,
                                  VRN, 5.82%, 3/1/98, resets
                                  monthly off the 1-month LIBOR
                                  plus 0.20% with no caps
                                  (Acquired 1/3/97,
                                  Cost $90,000,000)(2)    50,000,000 40,000,000 90,000,000
         -- 10,000,000 10,000,000 General American Life,
                                  VRN,  5.82%,  3/1/98,
                                  resets monthly off the
                                  1-month LIBOR plus 0.20%
                                  with no caps
                                  (Acquired 7/7/97,
                                  Cost $10,000,000)(2)            -- 10,000,000 10,000,000
 25,000,000         -- 25,000,000 General Electric
                                  Capital Corp., VRN,
                                  5.54%, 4/21/98, resets
                                  quarterly off the 3-month
                                  LIBOR minus 0.09%
                                  with no caps            25,000,000         -- 25,000,000
 15,000,000 12,000,000 27,000,000 Key  Bank  N.A., VRN,
                                  5.68%, 3/2/98, resets
                                  daily off the Federal
                                  Funds rate plus 0.07% with
                                  no caps                 14,996,126 11,996,901 26,993,027
         -- 10,000,000 10,000,000 Merrill Lynch & Co., Inc.
                                  MTN, Series B,
                                  VRN, 5.84%, 4/15/98, resets
                                  quarterly off the 3-month
                                  LIBOR plus 0.25%
                                  with no caps                    -- 10,003,764 10,003,764
 47,000,000 47,000,000 94,000,000 Transamerica Occidental
                                  Life Insurance  Co.,
                                  VRN, 5.625%, 3/2/98,
                                  resets monthly off the
                                  1-month LIBOR with no
                                  caps (Acquired 6/30/97, Cost
                                  $94,000,000)(2)         47,000,000 47,000,000 94,000,000
 11,700,000 11,700,000 23,400,000 Travelers Insurance
                                  Company  (The),
                                  VRN, 5.68%, 3/9/98,
                                  resets monthly off the
                                  1-month LIBOR plus
                                  0.05% with no caps
                                  (Acquired 6/9/97, Cost
                                  $23,400,000)(2)         11,700,000 11,700,000 23,400,000
 23,500,000 23,500,000 47,000,000 Travelers  Insurance
                                  Company (The),
                                  VRN, 5.68%, 3/23/98,
                                  resets monthly off the
                                  1-month LIBOR plus
                                  0.05% with no caps
                                  (Acquired 5/23/97, Cost
                                  $47,000,000)(2)         23,500,000 23,500,000 47,000,000
         -- 15,000,000 15,000,000 U.S. Bank N.A.,
                                  Minnesota, VRN,
                                  5.49%, 3/18/98, resets monthly
                                  off the 1-month LIBOR minus
                                  0.13% with no caps              -- 14,994,314 14,994,314
                                                          ================================

TOTAL OTHER CORPORATE DEBT--18.4%                      232,191,968 234,187,696 466,379,664
                                                       ===================================

ASSET-BACKED SECURITIES

 23,500,000 23,500,000 47,000,000 ABSIT, VRN,
                                  Series 1997 C, Class N,
                                  5.625%, 3/16/98,
                                  resets monthly off
                                  the 1-month LIBOR with
                                  no caps
                                  (LOC: Goldman Sachs
                                  Group L.P.)
                                  (Acquired 6/11/97,
                                  Cost $47,000,000)(2)    23,500,000 23,500,000 47,000,000
  5,903,334  5,903,334 11,806,668 Americredit Automobile
                                  Receivables Trust,
                                  Series 1997 C, Class A1,
                                  5.66%, 9/5/98 (FSA)      5,903,334  5,903,334 11,806,668
  7,349,378  7,349,378 14,698,756 Americredit Automobile
                                  Receivables Trust,
                                  Series 1997 D, Class A1,
                                  5.80%, 11/5/98 (FSA)     7,349,378  7,349,378 14,698,756
  3,251,427  3,251,427  6,502,854 Barnett Auto Trust,
                                  Series 1997 A,
                                  Class A1, 5.65%,
                                  10/15/98
                                  (Acquired 9/18/97,
                                  Cost $6,502,854)(2)      3,251,427  3,251,427  6,502,854
 10,315,769 10,315,769 20,631,538 Capital Equipment
                                  Receivables Trust,
                                  Series 1997-1, Class A1,
                                  5.79%, 12/15/98         10,315,769 10,315,769 20,631,538
 11,000,000  9,000,000 20,000,000 Chase Manhattan
                                  Auto Owner Trust,
                                  Series 1998 A, Class A1,
                                  5.55%, 3/12/99          11,000,000  9,000,000 20,000,000
  5,245,042  5,245,042 10,490,084 Ford Credit Auto
                                  Owner Trust,
                                  Series 1997 B,
                                  Class A1, 5.75%,
                                  10/15/98                 5,245,042  5,245,042 10,490,084
 20,000,000 20,000,000 40,000,000 Ford Credit Auto
                                  Owner Trust,
                                  Series 1998 A,
                                  Class A1, 5.55%,
                                  2/15/99                 20,000,000 20,000,000 40,000,000
 14,000,000 15,000,000 29,000,000 Racers Series
                                  1997-MM-8-5, VRN,
                                  5.61%, 3/30/98, resets
                                  monthly off the
                                  1-month LIBOR
                                  minus 0.02% with
                                  no caps
                                  (LOC: National West-
                                  minster Bank PLC)
                                  (Acquired 8/29/97,
                                  Cost $29,000,000)(2)    14,000,000 15,000,000 29,000,000
                                                          ================================
TOTAL ASSET-BACKED SECURITIES--7.9%                     100,564,950 99,564,950 200,129,900
                                                        ==================================

CERTIFICATES OF DEPOSIT

         -- 10,000,000 10,000,000 Caisse Nationale de
                                  Credit Agricole,
                                  5.90%, 8/11/98                  -- 10,000,000 10,000,000
 10,000,000         -- 10,000,000 Chase Manhattan Corp.
                                  5.56%, 7/7/98           10,000,000         -- 10,000,000
 20,000,000 10,000,000 30,000,000 Bayerische Landesbank
                                  Girozentrale,
                                  5.66%, 2/22/99          20,000,000 10,000,000 30,000,000
         --  5,000,000  5,000,000 National Westminster
                                  Bank PLC,
                                  5.86%, 3/10/98                  --  4,999,957  4,999,957
 13,000,000         -- 13,000,000 Rabobank Nederland,
                                  5.43%-5.99%,
                                  3/24/98-1/12/99         12,980,541         -- 12,980,541
 14,000,000 11,000,000 25,000,000 Royal Bank of
                                  Canada - New York,
                                  5.55%, 2/11/99          13,992,167 10,993,845 24,986,012
                                                         =================================

TOTAL CERTIFICATES OF DEPOSIT--3.7%                       56,972,708 35,993,802 92,966,510
                                                         =================================

BANK NOTES--1.8%

 35,000,000 17,675,000 52,675,000 BankBoston Corp.,
                                  5.59%-5.83%, 4/9/98-
                                  7/8/98                  35,000,000 11,000,000 46,000,000
                                                         =================================

TOTAL INVESTMENT SECURITIES--100.0%           $1,409,239,662 $1,120,714,488 $2,529,954,150
                                              ============================================

Notes to Schedule of Investments

AMBAC  = AMBAC Assurance Corporation

FSA    = Financial Security Assurance Inc.

LIBOR  = London Interbank Offered Rate

LOC    = Letter of Credit

VRN = Variable Rate Note. Interest reset date is indicated and used in calculating the weighted average portfolio maturity. Rate shown is effective February 28, 1998.

resets = The frequency with which a fixed-income security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

(1)    The rates for commercial paper are the yield to maturity at purchase.

(2)    Security was purchased  under Rule 144A or Section 4(2) of the Securities
       Act of 1933 and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at February 28, 1998, was $670,210,448, which represented 26.4% of net assets.

See Notes to Financial Statements



BENHAM PRIME MONEY MARKET FUND
BENHAM CASH RESERVE FUND
PRO FORMA COMBINING STATEMENT OF ASSETS AND LIABILITIES
February 28, 1998 (Unaudited)

                            Benham
                             Prime           Benham                             Pro
                             Money            Cash                             Forma
                            Market           Reserve                          Combined
                             Fund             Fund          Adjustments       (Note 1)

ASSETS
Investment securities,
   at amortized cost..  $1,409,239,662   $1,120,714,488                    $2,529,954,150
Cash .................      12,464,116        6,500,771                        18,964,887
Receivable for
capital shares sold...               0            1,371                             1,371
Interest receivable...       1,906,726        1,780,442                         3,687,168
------------------------------------------------------------------------------------------
                         1,423,610,504    1,128,997,072                0    2,552,607,576
------------------------------------------------------------------------------------------

LIABILITIES
Disbursements in excess
  of demand deposit cash..   4,193,481                0                         4,193,481
Payable for investments
  Purchased ..............           0                0                                 0
Payable for capital
  shares redeemed.........   1,365,778        9,422,160                        10,787,938
Dividends payable ........     195,084          159,044                           354,128
Accrued management fee ...     543,835          436,185          196,225(1)     1,176,245
Payable for distribution fee.....    0              562                0              562
Payable for shareholder
  service fee....................    0              562                0              562
Accrued expenses and other
  liabilities....................1,639            3,536                0            5,175
                             ---------       ----------          -------       ----------
                             6,299,817       10,022,049          196,225       16,518,091
                             ---------       ----------          -------       ----------

Net Assets Applicable
  to Outstanding
  Shares ............   $1,417,310,687   $1,118,975,023        ($196,225)  $2,536,089,485
==========================================================================================

CAPITAL SHARES (NOTE 3)
Outstanding..........    1,417,565,184    1,119,059,421                     2,536,624,605
==========================================================================================

Net Asset Value Per Share...     $1.00            $1.00                             $1.00
==========================================================================================

NET ASSETS CONSIST OF:
Capital paid in........ $1,417,565,184   $1,119,060,177        ($196,225)   2,536,429,136
Undistributed net
  investment loss..........         --             (849)                             (849)
Accumulated undistributed
  net realized gain (loss)
  from investment
  transactions ............   (254,497)         (84,305)                         (338,802)
------------------------------------------------------------------------------------------

                        $1,417,310,687   $1,118,975,023        ($196,225)  $2,536,089,485
==========================================================================================

Investor Class
Net assets ..........   $1,417,310,687              N/A   $1,115,853,130(2)$2,533,163,817
Shares outstanding
  (Note 3) ..........    1,417,565,184              N/A    1,116,133,749(2) 2,533,698,933
Net asset value
  per share .........            $1.00              N/A                             $1.00
Par value ...........              N/A              N/A                               N/A

Advisor Class
Net assets ..........              N/A              N/A       $2,925,668(2)    $2,925,668
Shares outstanding (Note 3)...     N/A              N/A        2,925,668(2)     2,925,668
Net asset value per share.....     N/A              N/A                             $1.00
Par value ...........              N/A              N/A                             $0.01

Investor Class
Net assets ..........              N/A   $1,116,049,355  ($1,116,049,355)(2)           $0
Shares outstanding (Note 3)...     N/A    1,116,133,749   (1,116,133,749)(2)            0
Net asset value per share.....     N/A            $1.00                               N/A
Par value ...........              N/A              N/A                               N/A

Advisor Class
Net assets ..........              N/A       $2,925,668      ($2,925,668)(2)           $0
Shares outstanding (Note 3)...     N/A        2,925,672       (2,925,672)(2)            0
Net asset value per share ....     N/A            $1.00            $1.00              N/A
Par value ...........              N/A              N/A              N/A              N/A


(1) Adjustment restates Prime Money Market Fund accrued management fees to reflect the unitary fee structure of the proposed reorganized entity and the discontinuance of Prime's voluntary fee waiver.

(2) Adjustment to reflect the issuance of Prime shares in exchange for shares of Cash Reserve. Also, includes adjustment to reflect the additional management fee accrual to the Investor Class.

See Notes to Pro Forma Financial Statements





BENHAM PRIME MONEY MARKET FUND
BENHAM CASH RESERVE FUND
PRO FORMA COMBINING STATEMENT OF OPERATIONS

                            Benham
                             Prime           Benham                             Pro
                             Money            Cash                             Forma
                            Market           Reserve                          Combined
                             Fund             Fund          Adjustments       (Note 1)
---------------------------------($ in Thousands)----------------------------------------
INVESTMENT INCOME
Income:
Interest ................  $73,727,790      $68,655,938               $0     $142,383,728

Expenses:
Management fees.............                  7,739,363        7,285,652 (1)   15,025,015
Investment advisory fees ... 6,282,235               --       (6,282,235)(1)            0
Transfer agency
  fees......................   765,989               --         (765,989)(1)            0
Administrative
  fees......................   476,721               --         (476,721)(1)            0
Printing and postage.........  255,358               --         (255,358)(1)            0
Custodian fees...............   92,513               --          (92,513)(1)            0
Trustees' fees and
  expenses...................   66,163           11,349          (11,349)(1)       66,163
Registration and
  filing fees................   52,224               --          (52,224)(1)            0
Auditing and legal
  fees.......................   23,907               --          (23,907)(1)            0
Distribution fee
  --Advisor Class............                     2,153                0            2,153
Shareholder service fees
  --Advisor Class............                     2,153                0            2,153
Other operating
  expenses...................   79,339               --          (79,339)(1)            0
  Total expenses.............8,094,449        7,755,018         (753,983)      15,095,484
------------------------------------------------------------------------------------------
Amount waived...............(1,590,729)         (87,349)       1,678,078 (1)            0
------------------------------------------------------------------------------------------
  Net expenses.............. 6,503,720        7,667,669          924,095       15,095,484
------------------------------------------------------------------------------------------
Net investment income.......67,224,070       60,988,269         (924,095)     127,288,244
------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss)........                 (4,990)
------------------------------------------------------------------------------------------
Change in net unrealized
  appreciation (depreciation) ..                     --
------------------------------------------------------------------------------------------
Net realized and
  unrealized gain
  (loss) on investments ........     0           (4,990)               0                0
------------------------------------------------------------------------------------------
Net Increase in Net
  Assets Resulting from
  Operations............   $67,224,070      $60,983,279        ($924,095)    $127,288,244
==========================================================================================

(1) Adjustment restates the management fee to reflect the combined net assets of the Prime and Cash Reserve Funds and the expiration of Prime's fee waiver. Note that Prime implemented the unified fee structure on August 1, 1997.

Notes to Pro Forma Financial Statements (unaudited)

1.   Basis  of  Combination-The   unaudited  Pro  Forma  Combining  Schedule  of
     Investments,  Pro Forma  Combining  Statement of Assets and Liabilities and
     Pro Forma  Combining  Statement of  Operations  reflect the accounts of the
     American  Century - Benham Prime Money  Market Fund and American  Century -
     Benham Cash Reserve Fund, at and for the year ended February 28, 1998.

     The pro forma statements give effect to the proposed transfer of the assets and stated liabilities of the non-surviving fund, American Century - Benham
     Cash Reserve Fund, in exchange for shares of the surviving entity, American
     Century - Benham Prime Money Market Fund.

     In accordance with generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving fund and the results of operations for pre-combination periods for the surviving fund will not be restated. The pro forma statements do not reflect the expenses of either fund in carrying out its obligation under the Agreement and Plan of Reorganization. Under the terms of the Plan of Reorganization, the combination of the funds will be treated as a tax-free business combination and accordingly will be accounted for by a method of accounting for tax-free mergers of investment companies (sometimes referred to as the pooling without restatement method).

     The Pro Forma Combining  Schedule of  Investments,  Statement of Assets and
     Liabilities and Statement of Operations should be read in conjunction with the historical financial statements of the funds included or incorporated by reference in the Statement of Additional Information.

2.   Portfolio   Valuation-Securities   are  valued  at  amortized  cost,  which
     approximates  current value.  When  valuations  are not readily  available, securities  are  valued at fair  value as  determined  in  accordance  with procedures adopted by the Board of Directors.

3. Capital Shares-The pro forma net asset value per share assumes the issuance of shares of the surviving fund which would have been issued at February
     28, 1998, in connection with the proposed reorganization. The number of shares assumed to be issued is equal to the net asset value of shares of the non-surviving fund, as of February 28, 1998, divided by the net asset value per share of the shares of the surviving fund as of February 28, 1998. The pro forma total number of shares outstanding for the combined fund consists of the following at February 28, 1998:

                                                        Additional Shares
    Combined     Total Outstanding      Shares of        Assumed Issued
      Fund             Shares         Surviving Fund    in Reorganization
      ----             ------         --------------    -----------------
Benham Prime
  Money Market     2,533,698,933      1,417,565,184      1,116,133,749

PART C   OTHER INFORMATION


Item 15  Indemnification

         As stated in Article VII, Section 3 of the Amended and Restated Declaration of Trust, incorporated herein by reference to Exhibit 1 to the Registration Statement, "The Trustees shall be entitled and empowered to the fullest extent permitted by law to purchase insurance for and to provide by resolution or in the Bylaws for indemnification out of Trust assets for liability and for all expenses reasonably incurred or paid or expected to be paid by a Trustee of officer in connection with any claim, action, suit, or proceeding in which he or she becomes involved by virtue of his or her capacity or former capacity with the Trust. The provisions, including any exceptions and limitations concerning indemnification, may be set forth in detail in the Bylaws or in a resolution adopted by the Board of Trustees."

         Registrant hereby incorporates by reference, as though set forth fully herein, Section 7 of the Distribution Agreement, to Exhibit 6 of Post-Effective Amendment No. 28 to the Registration Statement of American Century Target Maturities Trust filed on January 30, 1998.

         Registrant hereby incorporates by reference, as though set forth fully herein, Article VI of the Registrant's Bylaws, amended on March 9, 1998, appearing as Exhibit 2 to Post-Effective Amendment No. 23 to the Registration Statement of American Century Municipal Trust filed on March 26, 1998.


Item 16  Exhibits

          (1) (a) Amended and Restated Declaration of Trust, dated June 16, 1993 and amended May 31, 1995, is incorporated herein by reference to Exhibit 1 of Post-Effective Amendment No. 3 filed on April 24, 1996.

               (b) Amendment to the Declaration of Trust dated October 21, 1996,
               is   incorporated   herein  by   reference   to   Exhibit  1b  of
               Post-Effective Amendment No. 5 filed on June 27, 1997.

          (2) Amended and Restated Bylaws, dated March 9, 1998, are incorporated herein by reference to Exhibit 2 of Post-Effective Amendment No. 23 to the Registration Statement of American Century Municipal Trust filed on March 26, 1998.

          (3)  Not applicable.

          (4)  Agreement and Plan of Reorganization is filed herein.

          (5)  Not applicable.

          (6) (a) Management Agreement - Investor Class between American Century Investment Trust and American Century Investment Management, Inc., dated August 1, 1997, is incorporated herein by reference to Exhibit 5a of Post-Effective Amendment No. 33 to the Registration Statement of American Century Government Income Trust, filed on July 31, 1997.

               (b) Management Agreement - Advisor Class between American Century Investment Trust and American Century Investment Management, Inc., dated August 1, 1997, is incorporated herein by reference to Exhibit 5b of Post-Effective Amendment No. 27 to the Registration Statement of American Century Target Maturities Trust, filed on August 28, 1997.

          (7) Distribution Agreement between American Century Investment Trust and Funds Distributor, Inc., dated January 15, 1998, is incorporated herein by reference to Exhibit 6 of Post-Effective Amendment No. 28 to the Registration Statement of American Century Target Maturities Trust, filed on January 30, 1998.

          (8)  Not applicable.

          (9) Global Custody Agreement between The Chase Manhattan Bank and the Twentieth Century and Benham funds, dated August 9, 1996, is incorporated herein by reference to Exhibit 8 to Post-Effective Amendment No. 31 of American Century Government Income Trust filed on February 7, 1997.

          (10) (a) Master Distribution and Shareholder Services Plan of American Century Government Income Trust, American Century International Bond Fund, American Century Target Maturities Trust and American Century Quantitative Equity Funds (Advisor Class) dated August 1, 1997, is incorporated herein by reference to Exhibit 15 of Post-Effective Amendment No. 27 to the Registration Statement of American Century Target Maturities Trust filed on August 28, 1997.

               (b) Multiple Class Plan of American Century California Tax-Free and Municipal Funds, American Century Government Income Trust, American Century International Bond Funds, American Century Investment Trust, American Century Municipal Trust, American Century Target Maturities Trust and American Century Quantitative Equity Funds dated August 1, 1997, is incorporated herein by reference to Exhibit 18 of Post-Effective Amendment No. 27 to the Registration Statement of American Century Target Maturities Trust, filed on August 28, 1997.

          (11) Opinion and Consent of Counsel as to the legality of the securities being registered is filed herein.

          (12) Opinion and Consent of Counsel as to the tax matters and consequences to shareholders (to be filed by amendment).

          (13) Transfer Agency Agreeement between American Century Investment Trust and American Century Services Corporation dated August 1, 1997, is incorporated herein by reference to Exhibit 9 of Post-Effective Amendment No. 33 to the Registration Statement of American Century Government Income Trust filed on July 31, 1997.

          (14) (a) Consent of Deloitte & Touche LLP is filed herein.

               (b) Consent of Coopers & Lybrand is filed herein.

               (c)  Consent  of  Baird,   Kurtz  and  Dobson  (to  be  filed  by
               amendment).

               (d) Consent of KPMG Peat Marwick (to be filed by amendment).

          (15) Not applicable.

          (16) Power of Attorney dated January 15, 1998 is filed herein.

          (17) (a) Form of Proxy is filed herein.

               (b) Prospectus dated March 1, 1998, for American Century - Benham Cash Reserve Fund filed as part of Post-Effective Amendment No. 78 to the Registration Statement of American Century Mutual Funds, Inc. on February 26, 1998, is incorporated herein by reference.

               (c) Statement of Additional Information dated March 1, 1998, for American Century - Benham Cash Reserve Fund filed as part of Post-Effective Amendment No. 78 to the Registration Statement of American Century Mutual Funds, Inc. on February 26, 1998, is incorporated herein by reference.

               (d) Prospectus dated July 1, 1997, for American Century - Benham Prime Money Market Fund filed as a part of Post-Effective Amendment No. 5 to the Registration Statement of American Century Investment Trust on June 27, 1997, is incorporated herein by reference.

               (e) Statement of Additional Information dated July 1, 1997, revised August 1, 1997, for American Century - Benham Prime Money Market Fund filed pursuant to Rule 497(e) on July 30, 1997, is incorporated herein by reference.

               (f) Annual Report dated October 31, 1997, for American  Century -
               Benham  Cash  Reserve  Fund  filed  on  December  29,  1997,   is
               incorporated herein by reference.

               (g) Annual Report dated October 31, 1996, for American  Century -
               Benham  Cash  Reserve  Fund  filed  on  December  23,  1996,   is
               incorporated herein by reference.

               (h) Annual Report dated February 28, 1997, for American Century - Benham Prime Money Market Fund filed on April 23, 1997, is incorporated herein by reference.

               (i) Semiannual Report dated August 31, 1997, for American Century
               - Benham Prime Money Market Fund filed on October 29, 1997, is incorporated herein by reference.


Item 17  Undertakings

          (a) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

          (b) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

          (c) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                   SIGNATURES

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed on behalf of the Registrant, in the City of Kansas City, State of Missouri, on the 17th day of April, 1998.

                            AMERICAN CENTURY INVESTMENT TRUST (Registrant)

                            By: /s/ Patrick A. Looby
                                Patrick A. Looby
                                Vice President

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

                                                                      Date
*Richard W. Ingram                   President, Principal        April 17, 1998
---------------------------------    Executive and Principal
Richard W. Ingram                    Financial Officer

*Maryanne Roepke                     Vice President, Treasurer   April 17, 1998
---------------------------------    and Principal Accounting
Maryanne Roepke                      Officer

*Albert A. Eisenstat                 Director                    April 17, 1998
---------------------------------
Albert A. Eisenstat

*Ronald J. Gilson                    Director                    April 17, 1998
---------------------------------
Ronald J. Gilson

*William M. Lyons                    Director                    April 17, 1998
---------------------------------
William M. Lyons

*Myron S. Scholes                    Director                    April 17, 1998
---------------------------------
Myron S. Scholes

*Kenneth E. Scott                    Director                    April 17, 1998
---------------------------------
Kenneth E. Scott

*Isaac Stein                         Director                    April 17, 1998
---------------------------------
Isaac Stein

*James E. Stowers III                Director                    April 17, 1998
---------------------------------
James E. Stowers III

*Jeanne D. Wohlers                   Director                    April 17, 1998
---------------------------------
Jeanne D. Wohlers

*By /s/ Patrick A. Looby
     Patrick A. Looby
     Attorney-in-Fact